SUMMARY OF SHARE BASED COMPENSATION EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 23	$ 215	$ 49	$ 451	$ 566	$ 891
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	11	56	24	113	164	308
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 12	$ 159	$ 25	$ 338	$ 402	$ 583